Intangible assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible assets
18. Intangible assets
The following table provides a breakdown for intangible assets:

(Euro thousands)	Goodwill	Brands with an indefinite useful life	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2020	226,062	160,164	45,928	119,096	296	551,546
Additions	—	—	1,658	7,398	2,468	11,524
Disposals	—	—	—	(4,319)	—	(4,319)
Exchange differences	(17,181)	(13,531)	(327)	(1,666)	—	(32,705)
Reclassifications to assets held for sale	—	—	(629)	(1,889)	—	(2,518)
Other movements and reclassifications	—	—	185	33	(218)	—

Balance at December 31, 2020	208,881	146,633	46,815	118,653	2,546	523,528
Additions	—	—	2,895	10,712	4,508	18,115
Disposals	—	—	(6,572)	(6,556)	(19)	(13,147)
Exchange differences	15,529	12,231	476	1,715	61	30,012
Business combinations	2,820	—	—	4,200	—	7,020
Disposition	—	—	(18)	(2,656)	(915)	(3,589)
Other movements and reclassifications	—	—	1,407	593	(2,000)	—

Balance at December 31, 2021	227,230	158,864	45,003	126,661	4,181	561,939

Accumulated amortization at January 1, 2020	—	—	(37,719)	(93,845)	—	(131,564)
Amortization	—	—	(1,863)	(9,552)	—	(11,415)
Disposals	—	—	—	4,316	—	4,316
Exchange differences	—	—	20	1,100	—	1,120
Reclassifications to assets held for sale	—	—	384	1,478	—	1,862

Balance at December 31, 2020	—	—	(39,178)	(96,503)	—	(135,681)
Amortization	—	—	(2,045)	(8,452)	—	(10,497)
Disposals	—	—	2,314	7,547	—	9,861
Impairment	—	—	(3)	(36)	—	(39)
Exchange differences	—	—	(228)	(1,346)	—	(1,574)
Disposition	—	—	8	1,203	—	1,211

Balance at December 31, 2021	—	—	(39,132)	(97,587)	—	(136,719)

Carrying amount at:
January 1, 2020	226,062	160,164	8,209	25,251	296	419,982
December 31, 2020	208,881	146,633	7,637	22,150	2,546	387,847
December 31, 2021	227,230	158,864	5,871	29,074	4,181	425,220
Goodwill
Goodwill originated on acquisitions made by the Group and it is attributable to the following operating segments:

(Euro thousands)	At December 31,
	2021	2020
Zegna	25,568	22,748
Thom Browne	201,662	186,133

Total goodwill	227,230	208,881
In accordance with IAS 36 —
Impairment of assets
(“IAS 36”), goodwill is not amortized and is tested for impairment annually, or more frequently if facts or circumstances indicate that the asset may be impaired. Goodwill is allocated to each of the Group’s CGUs (or groups of CGUs) expected to benefit from the synergies of the combination. CGUs to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired, in order to verify that the recoverable amount of the CGU is not less than the carrying amount of the CGU.
The recoverable amount of all CGUs and groups of CGUs is based on a value in use calculation which uses cash flow projections based on most recent budget forecast calculations, which are prepared separately for each CGU. These budget and forecast calculations generally cover a period of three years. A long-term growth rate is calculated and applied to project future cash flows after the third year. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The main assumptions to calculate the recoverable amount are the following:

•
Terminal value: determined using the perpetuity method at a long-term growth rate which represents the present value, at the last year of projection, of all expected future cash flows, and the growth rate used to calculate the terminal value was 1.5% for Zegna Segment and 2% for Thom Browne Segment, which has been determined according to the diverging inflation and GDP outlook in related geographical areas;

•
Discount rate: the rate used to discount cash flows was calculated using the weighted average cost of capital (WACC). For the year ended December 31, 2021, the WACC used for discounting purposes ranged between 6.40% and 10.65% (between 6.02% and 17.45% at December 31, 2020). The WACC was calculated ad hoc for each CGU subject to impairment, considering the parameters specific to the geographical area: market risk premium and sovereign bond yield;

•	EBITDA: See table below for the EBITDA CAGR assumptions utilized to calculate the expected future cash flows.
The calculation of value in use for all CGUs is most sensitive to the following assumptions:

•	Discount rates

•	Growth rates used to extrapolate cash flows beyond the forecast period

•	EBITDA CAGR rate
The following table details the sensitivity of the impairment testing to reasonably possible changes in both assumptions:

(Euro millions)		Existing assumption			Sensitivity effects on headroom
	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
Thom Browne Group	327	773	200	+15.3%	211/493	395/270	379/276
Gruppo Dondi S.p.A.	62	640	150	+18.6%	47/84	71/54	67/57
Bonotto S.p.A.	5	640	150	+65.8%	1/11	8/3	7/3
In.Co. S.p.A.	78	640	150	+57.6%	58/107	90/68	87/69
Tessitura Ubertino S.r.l.	24	640	150	+21.4%	19/33	28/22	36/23
Based on the analysis performed, no impairment of goodwill was recognized for the years ended December 2021 and 2020. Goodwill from the acquisition of Pelle Tessuta S.r.l. was written off for Euro 480 thousand in 2019.
Brands with an indefinite useful life
Brands with an indefinite useful life relate to the Thom Browne brand (denominated in USD) and amounted to Euro 158,864 and Euro 146,633 thousand at December 31, 2021 and 2020, respectively. An impairment test of the Thom Browne Brand was performed at December 31, 2021, 2020 and 2019 in order to verify the recoverability of the asset following the purchase price allocation process which took place in 2018, due to the indefinite useful life classification of this brand. The 2021 test was carried out considering the cash flow projections from 2022 to 2024 plus a terminal value. A royalty rate of 9.1% was considered (average of comparables), derived from the analysis of comparable transactions and excluding marketing in line with the purchase price allocation process, in order to obtain a net royalty rate aligned to the implied royalty rates of the comparable companies.
A discount rate of 8.73% was used to discount expected future cash flows, equal to the Thom Browne Segment WACC of 7.73% plus a factor equal to 1% cautiously taken consistently with the purchase price allocation approach. The fair value of the brands was calculated as the net present value of expected future cash flows, including the terminal value, plus the tax amortization benefit.
Based on the analysis performed, no impairment of the Thom Browne brand was recognized for the years ended December 31, 2021, 2020 and 2019.